CAPITAL LEASE OBLIGATION	12 Months Ended
Dec. 31, 2014
CAPITAL LEASE OBLIGATION
CAPITAL LEASE OBLIGATION

18. CAPITAL LEASE OBLIGATION

        The following table presents a summary of assets under capital lease and accumulated depreciation as of December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Network and base station equipment	6,427	—
Vehicles	73	942
Buildings	—	28
Leased assets, at cost	6,500	970
Accumulated depreciation	(438)	(793)

Leased assets, net	6,062	177

        Depreciation of assets under capital leases for the years ended December 31, 2014, 2013 and 2012 amounted to RUB 509 million, RUB 276 million and RUB 288 million, respectively and was included in depreciation and amortization expense in the accompanying consolidated statements of operations and comprehensive income.

        Interest expense on capital lease obligations for the years ended December 31, 2014, 2013 and 2012 amounted to RUB 340 million, RUB 182 million and RUB 135 million, respectively.

        The following table presents future minimum lease payments under capital leases together with the present value of the net minimum lease payments:

Payments due for the year ended December 31,
2015	1,119
2016	1,108
2017	1,153
2018	1,159
2019	1,159
Thereafter	7,687

Total minimum lease payments (undiscounted)	13,385
Less amount representing interest	(3,990)

Present value of net minimum lease payments	9,395
Less current portion of lease obligations	(538)

Non-current portion of lease obligations	8,857

        Leased assets include automobiles, network equipment and transponders which are installed on a satellite. The average lease term of the automobiles is three years. The Group has an obligation to purchase these automobiles under the respective capital lease agreements at the end of the lease term. The lease term of network equipment is fifteen years. The lease term of the transponders is twelve years. The Group is planning to use the transponders for providing satellite television services.